Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investments [Line Items]
Gross realized gains	¥ 2,540	¥ 2,360	¥ 238
Gross realized losses	31	2	1,545
Time deposits with original maturities of more than three months	71,863	47,914
Aggregate cost of non-marketable equity securities accounted for under the cost method	1,164	14,794
Investments in affiliated companies accounted for by the equity method	20,863	18,937
Canon's share of net earnings (losses) in affiliated companies accounted for by the equity method, included in other income (deductions)	¥ 478	¥ (664)	¥ 610